Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption Reflected (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Class A Ordinary Shares Subject to Redemption Reflected [Line Items]
Gross proceeds		$ 184,000,000
Less:
Class A ordinary shares issuance costs		(8,158,738)
Plus:
Accretion of carrying value to redemption value	$ 1,989,268	16,608,029
Class A ordinary shares subject to possible redemption, December 31, 2024	$ 194,438,559	$ 192,449,291